COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES AND CREDIT RISK
Summary of the notional or contractual amounts of financial instruments, primarily variable rate, with off-balance-sheet risk

				Range of Rates
	Variable Rate	Fixed Rate	Total	on Fixed Rate
	Commitments	Commitments	Commitments	Commitments
	2013
Commitments to extend credit	$14,758,140	$55,460,066	$70,218,206	1.85% - 18.00%
Standby letters of credit	2,228,498	27,000	2,255,498	3.50% - 9.25%

	2012
Commitments to extend credit	$15,111,371	$36,383,833	$51,495,204	1.00% - 18.00%
Standby letters of credit	50,000	649,356	699,356	4.50% - 9.25%